Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.25	₪ 0.25
Ordinary shares, shares authorized	5,000,000,000	1,000,000,000
Ordinary shares, shares issued	815,746,293	463,769,463
Ordinary shares, shares outstanding	815,746,293	463,769,463